Financial Assets and Financial Liabilities - Sberbank Facilities - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2019 RUB (₽)	Nov. 30, 2019 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			₽ 377,411,000,000	₽ 408,955,000,000
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			247,419,000,000	257,195,000,000
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			44,725,000,000	54,857,000,000
Sberbank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			0	25,723,000,000
Sberbank [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			0	23,147,000,000	$ 333,198
Sberbank facilities [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount			0	0
Overdue interest amount			₽ 0	₽ 0
Sberbank facilities [member] | Russian rubles [member] | Maturity in 2022 [member] | Key rate of Central Bank of Russia [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings			1.50%
Sberbank facilities [member] | U.S. dollars [member] | Maturity in 2022 [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings			7.00%
Interest rate basis description			3M LIBOR
Interests payable for the U.S. dollar-denominated credit facilities of SKCC not transferred from Sberbank to VTB	₽ 370,000,000	$ 5,984
Ruble Denominated [Member]
Disclosure of detailed information about borrowings [line items]
Interests payable for the ruble-denominated credit facilities of CMP, SKCC and BFP not transferred from Sberbank to VTB	₽ 182,000,000